EQUITY (Details 1)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Stock Options 1 [Member]
IfrsStatementLineItems [Line Items]
Weighted average price of stock option | $ / shares	$ 12.66
Options outstanding	448,398
Options exercisable
Stock option remaining contractual life	6 years
Stock option expiry dates	January 10, 2032
Stock Options 2 [Member]
IfrsStatementLineItems [Line Items]
Weighted average price of stock option | $ / shares	$ 6.35
Options outstanding	15,000
Options exercisable
Stock option remaining contractual life	4 years 4 months 24 days
Stock option expiry dates	May 12, 2030
Stock Options 3 [Member]
IfrsStatementLineItems [Line Items]
Weighted average price of stock option | $ / shares	$ 10.28
Options outstanding	36,000
Options exercisable	24,000
Stock option remaining contractual life	3 years 1 month 6 days
Stock option expiry dates	February 22, 2029
Stock Options 4 [Member]
IfrsStatementLineItems [Line Items]
Weighted average price of stock option | $ / shares	$ 10.03
Options outstanding	707,679
Options exercisable	707,679
Stock option remaining contractual life	5 years 2 months 12 days
Stock option expiry dates	March 4, 2031
Stock Options 5 [Member]
IfrsStatementLineItems [Line Items]
Weighted average price of stock option | $ / shares	$ 11.18
Options outstanding	27,000
Options exercisable	15,000
Stock option remaining contractual life	3 years 2 months 12 days
Stock option expiry dates	March 3, 2029
Stock Options 6 [Member]
IfrsStatementLineItems [Line Items]
Weighted average price of stock option | $ / shares	$ 11.18
Options outstanding	4,500
Options exercisable	4,500
Stock option remaining contractual life	4 years 9 months 18 days
Stock option expiry dates	October 12, 2030
Stock Options 7 [Member]
IfrsStatementLineItems [Line Items]
Weighted average price of stock option | $ / shares	$ 1.14
Options outstanding	216,915
Options exercisable	216,915
Stock option remaining contractual life	1 year 9 months 18 days
Stock option expiry dates	October 12, 2027
Total Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average price of stock option | $ / shares	$ 9.51
Options outstanding	1,455,492
Options exercisable	968,094
Stock option remaining contractual life	4 years 9 months 29 days